Label	Element	Value
Franklin Allocation VIP Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	FRANKLIN ALLOCATION VIP FUND
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Capital appreciation. Its secondary goal is income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41.77% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	41.77%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goals by allocating its assets among the broad asset classes of equity and fixed income investments through a variety of investment strategies or “sleeves” managed by the investment manager or its affiliates. The Fund is structured as a multi-manager fund (meaning the Fund’s assets are managed by multiple sub-advisors), with the investment manager having overall responsibility for the Fund’s investments. The investment manager allocates assets among various asset classes and strategy sleeves to seek to diversify the Fund’s portfolio, to add incremental return, and to reduce the Fund’s risk of being significantly impacted by changes in a specific asset class or by changing market conditions. The investment manager may, at times, implement a risk overlay strategy, which seeks to neutralize certain market risks that may exist in the Fund primarily through the use of equity and interest rate/bond futures.

Under normal market conditions, the Fund allocates approximately 60% of its assets to the equity asset class and 40% of its assets to the fixed income asset class by allocating the Fund’s assets among the various sleeves. The Fund’s asset allocation may change from time to time based on market conditions and the investment manager’s strategic and tactical asset allocation views. The Fund’s equity and fixed income investments typically will not vary by more than 10% from the stated allocations; however, appreciation and/or depreciation in the value of the Fund’s investments may cause the relative percentages to vary by more than 10%. The investment manager rebalances the Fund's portfolio to bring the Fund back to its typical allocation on a periodic basis, typically when market values deviate from target weights beyond predefined thresholds or when the manager’s view on asset classes changes. In addition, during adverse market conditions, the investment manager, in its sole discretion, may tactically manage the Fund’s risk exposure on a Fund level, which could cause the Fund’s allocations to vary by more than 10% from the stated allocations. The investment manager uses a variety of techniques to adjust the Fund’s exposure to certain asset classes to manage risk including allocating additional assets or reducing assets allocated to certain sleeves, holding additional cash and cash equivalents in the Fund’s portfolio, or using certain equity, interest rate and currency derivative instruments.

The Fund may invest in securities of U.S. and foreign companies in both the equity and fixed income sleeves, although the Fund currently does not anticipate investing more than 30% of its net assets in securities of issuers domiciled outside the United States. Through its sleeves, the Fund may invest in a variety of equity securities of any capitalization size and a variety of government and corporate fixed income investments that have variable or fixed interest rates and may be of any duration or maturity. In addition, the portfolio managers of the Fund's sleeves may focus on investing in fixed income securities that could include bonds, notes, debentures, banker’s acceptances and commercial paper; loans and loan participations; floating rate notes and mortgage-backed or asset-backed securities. The Fund may also invest a small portion of its assets in other mutual funds, which include other Franklin Templeton affiliated mutual funds, and Franklin Templeton affiliated and third-party exchange-traded funds (ETFs) (underlying funds), in order to gain exposure to certain asset classes or for tactical positioning. The Fund generally invests in investment grade debt securities, but may invest a small portion of its total assets in bonds rated below investment grade.

The Fund regularly uses currency-related derivatives, including forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect) against currency risks. The Fund also regularly uses a variety of equity-related derivatives, which may include purchasing or selling call and put options on equity securities and equity security indices, futures on equity securities and equity indexes and options on equity index futures, for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets. In addition, the Fund regularly uses interest rate and credit derivatives, including interest rate swaps, interest rate/bond futures contracts and credit default swaps for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected markets, interest rates, countries, currencies or durations. The investment manager’s risk overlay strategy may involve investing in derivatives in an effort to provide a hedge against negative market events. When implemented, the risk overlay strategy will reduce the Fund's ability to benefit from positive market movements.

In determining an optimal mix of the equity and fixed income asset classes for the Fund, the investment manager assesses changing economic, market and industry conditions. The investment manager allocates among strategy sleeves utilizing a top-down approach, generating the Fund's strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency and other investment options, among other things.

Allocations to the individually managed sleeves discussed below typically will not exceed 20%, but will vary with market conditions; however, under normal market conditions, no sleeve constitutes a majority of the Fund’s assets. The investment manager may select additional strategies managed by the investment manager or other Franklin Templeton affiliated managers for investment, other than those listed below, without notice to, or approval by, shareholders. Unless indicated, the individual strategy sleeves are managed by the investment manager.

ClearBridge Large Cap Growth Strategy. The strategy seeks long-term growth of capital by taking a concentrated, long-term approach to generating growth by owning three types of growth companies across the spectrum of growth and volatility that can thrive through varying market environments.

ClearBridge Large Cap Value Strategy. The strategy seeks long-term growth of capital by exploiting market inefficiencies to identify strong businesses at attractive valuations that it can hold for long time periods.

Franklin Emerging Markets Core Equity Strategy. This strategy seeks capital appreciation by investing in equity securities of issuers located in “emerging market countries”. The investable universe typically includes equity securities of companies in the MSCI Emerging Market Equity Index. The investment manager uses a multi-factor process to determine securities that have favorable exposure to quality, value, momentum and alternative factors.

Franklin International Core Equity Strategy. This strategy seeks capital appreciation by investing predominately in non-U.S. equity securities of any capitalization. The investible universe typically includes both growth and value companies in the MSCI EAFE index. The investment manager uses a multi-factor process to determine securities that have favorable exposure to quality, value, momentum and alternative factors.

Franklin International Growth Strategy. The strategy seeks capital appreciation by investing predominantly in the equity securities of mid and large capitalization companies outside the U.S. with long-term growth potential.

Franklin U.S. Core Equity Strategy. This strategy seeks capital appreciation by investing in U.S. equity securities. The investable universe typically includes equity securities of companies in the Russell 1000 Index. The investment manager uses a multi-factor process to determine securities that have favorable exposure to quality, value, momentum and alternative factors.

Franklin U.S. Smart Beta Equity Strategy. The strategy seeks long-term capital appreciation by investing substantially in U.S. equities using a proprietary, systematic model to screen, weigh and select securities, starting with those in a broad-market U.S. equity index (currently the Russell 1000 Index).

Templeton Foreign Strategy. The strategy seeks long-term capital growth by investing predominantly in foreign securities which are equity securities of companies located outside of the U.S., including developing markets.

Brandywine Global Opportunities Bond Strategy. The strategy seeks to maximize total return by investing at least 80% of its net assets in fixed income securities of issuers located in developed market countries. The Fund will invest in both investment grade and below investment grade fixed income securities.

Franklin Investment Grade Corporate Strategy. The strategy seeks as high a level of current income as is consistent with prudent investing, while seeking preservation of capital, by investing predominantly in investment grade corporate debt securities and investments.

Franklin U.S. Core Bond Strategy. This strategy seeks total return by investing substantially in bonds of U.S. issuers, including government, corporate debt, mortgage-backed and asset-backed securities. The strategy focuses predominately on investment grade debt securities and is generally expected to have sector, credit and duration exposures comparable to the Bloomberg U.S. Aggregate Bond Index.

Franklin U.S. Treasury Securities Strategy. This strategy seeks income by investing in direct obligations of the U.S. Treasury of any maturity and investments that provide exposure to direct obligations of the U.S. Treasury.

Putnam Core Bond Strategy. The strategy seeks high current income consistent with what the portfolio managers believe to be prudent risk, by investing in mortgage-backed securities, corporate bonds, and other government obligations.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, additional indexes with characteristics relevant to the Fund and the Linked Allocation VIP Fund Index, which reflects the performance of 50% S&P 500® Index, 33.33% MSCI World ex-US Index-NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, 40% S&P 500® Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR through April 30, 2026, and 45% S&P 500® Index, 40% Bloomberg U.S. Aggregate Index and 15% MSCI World ex-US Index-NR thereafter. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. On May 1, 2019, the Fund’s investment strategies changed. The performance below prior to May 1, 2019 is attributable to the Fund’s performance before the strategy changes.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter:	2020, Q2	13.78%
Worst Quarter:	2020, Q1	-13.36%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)
Franklin Allocation VIP Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Franklin Allocation VIP Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the Fund.
Franklin Allocation VIP Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Franklin Allocation VIP Fund | Market
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Risk [Text Block]	oef_RiskTextBlock

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Franklin Allocation VIP Fund | Management and Asset Allocation
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Risk [Text Block]	oef_RiskTextBlock

Management and Asset Allocation:  The Fund is actively managed and could experience losses if the investment manager's or sub-advisors' judgment and decisions about markets, future volatility, interest rates, industries, sectors and regions or the attractiveness, relative values, liquidity, effectiveness or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. The investment manager's allocation of Fund assets among different asset classes and strategy sleeves investments may not prove beneficial in light of subsequent market events. There can be no guarantee that these techniques or the investment manager's or sub-advisors' investment decisions will produce the desired results.

The investment manager and sub-advisors may use modeling systems to implement one or more investment strategies for the Fund. There is no assurance that the modeling systems are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund even if they are accurate. They may negatively affect Fund performance and the ability of the Fund to meet its investment goal for various reasons including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

Franklin Allocation VIP Fund | Growth Style Investing
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Growth Style Investing: Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term. In addition, investment styles can go in and out of favor, which could cause additional volatility in the prices of the Fund’s portfolio holdings.

Franklin Allocation VIP Fund | Value Style Investing
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Risk [Text Block]	oef_RiskTextBlock

Value Style Investing: A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Franklin Allocation VIP Fund | Foreign Securities (non-U.S.)
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities (non-U.S.): Investing in foreign securities typically involves different risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested, which can include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Franklin Allocation VIP Fund | Currency Management Strategies
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Risk [Text Block]	oef_RiskTextBlock

Currency Management Strategies: Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Franklin Allocation VIP Fund | Small and Mid Capitalization Companies
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Risk [Text Block]	oef_RiskTextBlock

Small and Mid Capitalization Companies: Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by small and mid capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Franklin Allocation VIP Fund | Interest Rate
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Risk [Text Block]	oef_RiskTextBlock

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Franklin Allocation VIP Fund | Credit
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

Franklin Allocation VIP Fund | Derivative Instruments
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Franklin Allocation VIP Fund | Income
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Risk [Text Block]	oef_RiskTextBlock

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Franklin Allocation VIP Fund | Mortgage Securities and Asset-Backed Securities
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Risk [Text Block]	oef_RiskTextBlock

Mortgage Securities and Asset-Backed Securities: Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity and duration of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Franklin Allocation VIP Fund | Prepayment
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Franklin Allocation VIP Fund | Focus
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Focus: To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Franklin Allocation VIP Fund | Floating Rate Corporate Investments
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Risk [Text Block]	oef_RiskTextBlock

Floating Rate Corporate Investments: Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy. In addition, a secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value upon the sale of a corporate loan. A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.

Franklin Allocation VIP Fund | Investing in Underlying Investment Companies
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Risk [Text Block]	oef_RiskTextBlock

Investing in Underlying Investment Companies: To the extent the Fund invests in underlying investment companies, including ETFs, the Fund’s performance is related to the performance of the underlying investment companies held by it. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies and such investments may be more costly than if the Fund had owned the underlying securities directly. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

Franklin Allocation VIP Fund | Liquidity
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Risk [Text Block]	oef_RiskTextBlock

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Franklin Allocation VIP Fund | High-Yield Debt Instruments
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Risk [Text Block]	oef_RiskTextBlock

High-Yield Debt Instruments: Issuers of lower-rated or “high-yield” debt instruments (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt instruments. High-yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt instruments generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt instruments generally fluctuate more than those of higher credit quality. High-yield debt instruments are generally more illiquid (harder to sell) and harder to value.

Franklin Allocation VIP Fund | Portfolio Turnover
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Portfolio Turnover: Active and frequent trading may increase a shareholder’s tax liability and the Fund’s transaction costs, which could detract from Fund performance.
Franklin Allocation VIP Fund | Cybersecurity
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore,

there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Franklin Allocation VIP Fund | Russell 3000® Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 3000® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.28%
Franklin Allocation VIP Fund | S&P 500® Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
Franklin Allocation VIP Fund | Bloomberg U.S. Aggregate Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
Franklin Allocation VIP Fund | MSCI World ex-US Index-NR
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI World ex-US Index-NR
Average Annual Return, Percent	oef_AvgAnnlRtrPct	31.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.55%
Franklin Allocation VIP Fund | Linked Allocation VIP Fund Benchmark
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Linked Allocation VIP Fund Benchmark
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.14%
Franklin Allocation VIP Fund | Class 1
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.62%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.57%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	193
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 769
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.58%
Franklin Allocation VIP Fund | Class 2
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.87%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.82%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,068
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	13.78%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(13.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.32%
Annual Return [Percent]	oef_AnnlRtrPct	13.18%
Annual Return [Percent]	oef_AnnlRtrPct	11.98%
Annual Return [Percent]	oef_AnnlRtrPct	(9.65%)
Annual Return [Percent]	oef_AnnlRtrPct	19.86%
Annual Return [Percent]	oef_AnnlRtrPct	11.74%
Annual Return [Percent]	oef_AnnlRtrPct	11.68%
Annual Return [Percent]	oef_AnnlRtrPct	(16.00%)
Annual Return [Percent]	oef_AnnlRtrPct	14.61%
Annual Return [Percent]	oef_AnnlRtrPct	9.15%
Annual Return [Percent]	oef_AnnlRtrPct	12.60%
Franklin Allocation VIP Fund | Class 4
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.97%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.92%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,185
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.59%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.19%

[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.57% for each share class. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).